SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended					57 Months Ended
	Feb. 22, 2023 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 16, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allowance for inventory impairment		$ 0		$ 0			$ 0
Allowance for doubtful other receivables		0		0			0
Prepaid marketing research expenses		755,355					755,355
Prepaid manufacture expenses		399,442					399,442
Prepaid research and development expenses		299,581					$ 299,581
Allowance for prepayments and deposits impairment				0
Export tax rebates received		412,000	¥ 2,906,000	985,000	¥ 6,628,000
Idle capacity expenses		$ 345,424
Income tax examination, likelihood		greater than 50% likelihood of being realized on examination	greater than 50% likelihood of being realized on examination
Value added tax rate							1300.00%
Value added tax refund receivable		$ 216,000					$ 216,000
Value added tax refund receivable				200,000
Net loss		3,501,518		1,655,903		$ 1,386,515
Revenues		6,400,000		12,200,000
Cash		4,500,000					4,500,000
Cash and cash equivalents		$ 4,483,730		$ 9,165,651			$ 4,483,730	¥ 81,226	¥ 263,350
2022 Omnibus Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares authorized for issuance | shares										2,500,000
Number of options granted | shares	820,000
Option exercise price | $ / shares	$ 1.23
Option term	5 years